Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-Dec-2023
Dates
31-Dec-2023
Actual/360 Days
32
30/360 Days
30
16-Jan-2024
15-Jan-2024
Collection Period No.
12
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2A, A-3 an
d
A-4 Notes (from... to)
1-Dec-2023
11-Jan-2024
12-Jan-2024
16-Jan-2024
15-Dec-2023
15-Dec-2023
Summary
Beginning
Balance
0.00
394,639,673.08
657,500,000.00
118,600,000.00
Principal
Payment
0.00
46,563,973.52
0.00
0.00
Ending
Balance
0.00
348,075,699.56
657,500,000.00
118,600,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
70.819732
0.000000
0.000000
Initial
Balance
435,500,000.00
657,500,000.00
657,500,000.00
118,600,000.00
Note
Factor
0.000000
0.529393
1.000000
1.000000
1,170,739,673.08
1,124,175,699.56
46,563,973.52
T
otal Note Balance
1,869,100,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
47,925,707.49
1,218,665,380.57
124,853,406.18
1,343,518,786.75
47,925,707.49
1,172,101,407.05
119,393,589.35
1,291,494,996.40
47,928,299.76
1,917,028,299.76
200,704,831.25
2,1
17,733,131.01
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
47,928,299.76
47,925,707.49
47,925,707.49
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.090000%
4.510000%
4.310000%
Interest Payment
0.00
1,673,929.95
2,471,104.17
425,971.67
Interest per
$1000 Fac
e
Amount
0.000000
2.545901
3.758333
3.591667
Interest & Principal
Payment
0.00
48,237,903.47
2,471,104.17
425,971.67
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
73.365633
3.758333
3.591667
$51,134,979.31
T
otal
$4,571,005.79

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-Dec-2023
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
56,322,780.32
0.00
56,322,780.32
49,056,682.38
5,293,481.17
929,829.33
838,939.65
0.00
0.00
203,847.79
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
1,119,598.99
0.00
0.00
4,571,005.79
0.00
0.00
46,563,973.52
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
56,322,780.32
4,068,202.02
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
1,119,598.99
0.00
0.00
0.00
1,119,598.99
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
4,571,005.79
0.00
1,673,929.95
2,471,104.17
425,971.67
0.00
0.00
0.00
0.00
0.00
4,571,005.79
0.00
1,673,929.95
2,471,104.17
425,971.67
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
4,571,005.79
4,571,005.79
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
46,563,973.52
0.00
0.00
0.00
46,563,973.52
Aggregate Principal Distributabl
e
Amount
46,563,973.52
46,563,973.52
0.00

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-Dec-2023
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
4,792,570.75
0.00
4,792,570.75
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
16,979.27
186,868.52
203,847.79
4,792,570.75
0.00
16,979.27
16,979.27
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-Dec-2023
Pool Statistics
Pool Data
4.97%
42.74
25.72
Cutoff Date Pool Balance
Amount
2,117,733,131.01
Pool Balance beginning of Collection Period
1,343,518,786.75
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
1,291,494,996.40
41,280
42,139
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
52,827
32,679,890.87
16,376,791.51
0.00
2,967,107.97
Pool Factor
60.98%
4.85%
54.32
13.16

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-Dec-2023
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
98.25%
1.08%
0.43%
0.24%
100.00%
1,268,893,053.79
13,950,918.37
5,578,890.56
3,072,133.68
1,291,494,996.40
40,808
309
107
56
41,280
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.670%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
17,358.73
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
1.322%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
13,088,479.87
1,231,511.73
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
71
754
Losses
(1)
Amount
2,967,107.97
927,681.08
807,915.16
Number of Receivables
Number of Receivables
Amount
31,772,313.64
13,248,841.93
5,434,991.84
Current
Cumulative
0.618%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
1.122%
Prior Collection Period
1.826 % Second Prior
Collection
Period
1.312
%
Third
Prior
Collection
Period
1.030%